Additional Information - Condensed Financial Statements of the Company - Balance Sheets Additional Information (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Class A ordinary shares
Condensed Balance Sheet Statements
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	260,001,486	254,909,790
Ordinary shares, outstanding	260,001,486	254,909,790
Class B ordinary shares
Condensed Balance Sheet Statements
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360
Parent Company | Class A ordinary shares
Condensed Balance Sheet Statements
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	260,001,486	254,909,790
Ordinary shares, outstanding	260,001,486	254,909,790
Parent Company | Class B ordinary shares
Condensed Balance Sheet Statements
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360